CONDENSED STATEMENT OF CASH FLOWS	6 Months Ended
Jun. 30, 2020 USD ($)
Cash Flows from Operating Activities:
Net income	$ 1,696,498
Adjustments to reconcile net income to net cash used in operating activities:
Interest earned on marketable securities held in Trust Account	(4,215,679)
Unrealized loss on marketable securities held in Trust Account	6,366
Deferred tax benefit	(1,337)
Changes in operating assets and liabilities:
Prepaid expenses	(398,322)
Accrued expenses	1,510,556
Income taxes payable	452,305
Net cash used in operating activities	(949,613)
Cash Flows from Investing Activities:
Investment of cash in Trust Account	(1,100,000,000)
Net cash used in investing activities	(1,100,000,000)
Cash Flows from Financing Activities:
Proceeds from sale of Units, net of underwriting discounts paid	1,081,598,000
Proceeds from sale of Private Placement Warrants	23,000,000
Proceeds from promissory note - related party	209,600
Repayment of promissory note - related party	(334,600)
Payment of offering costs	(602,020)
Net cash provided by financing activities	1,103,870,980
Net Change in Cash	2,921,367
Cash - Beginning of period	34,000
Cash - End of period	2,955,367
Non-Cash investing and financing activities:
Initial classification of common stock subject to redemption	1,060,389,960
Change in value of common stock subject to possible redemption	1,710,067
Deferred underwriting fee payable	$ 38,500,000